SCHEDULE OF COMMITMENTS TO EXTEND CREDIT (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total	$ 673
Equity Unused Lines Of Credit [Member]
Total	568
Construction Loan Commitments [Member]
Total	5
Commercial Lines Of Credit [Member]
Total	$ 100